Note 11 - Finance Expenses and Income - Interest Income (Details) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Statement Line Items [Line Items]
Cash and cash equivalents		R$ 329.5	R$ 234.6	R$ 454.8
Investment securities held for trading		84.7	4.3	0.1
Other receivables (i)	[1]	687.4	2,006.6	613.1
Total		R$ 1,101.6	R$ 2,245.5	R$ 1,068.0

[1]	Mainly related to monetary adjustments related to the exclusion of ICMS (VAT tax) from the basis of PIS and COFINS calculation, in the amount of R$384.8 million at December 2021 (R$1.8 billion at December 2020), additional details in Note 30 - Contingencies.